CONVERTIBLE NOTES (Details Narrative)																											12 Months Ended
	Dec. 21, 2021 USD ($) shares	Dec. 06, 2021 USD ($) shares	Nov. 22, 2021 USD ($) shares	Nov. 10, 2021 USD ($) shares	Oct. 25, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Oct. 04, 2021 USD ($) shares	Sep. 20, 2021 USD ($) shares	Sep. 14, 2021 USD ($) shares	Sep. 08, 2021 USD ($) shares	Aug. 30, 2021 USD ($) shares	Aug. 23, 2021 USD ($) shares	Aug. 16, 2021 USD ($) shares	Jul. 29, 2021 USD ($) shares	Jul. 20, 2021 USD ($) shares	Jul. 06, 2021 USD ($) shares	Jun. 23, 2021 USD ($) shares	Jun. 20, 2021 USD ($) shares	Jun. 07, 2021 USD ($) shares	Apr. 30, 2021 USD ($) shares	Apr. 26, 2021 USD ($) shares	Apr. 23, 2021 USD ($) shares	Apr. 22, 2021 USD ($)	Apr. 06, 2021 USD ($)	Mar. 25, 2021 USD ($) $ / shares shares	Dec. 11, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 11, 2021 $ / shares	Jul. 08, 2021 USD ($)
Debt Instrument [Line Items]
Debt Instrument, interest rate																												3.00%
Debt instrument, discount																											$ 246,577	$ 949,945
Proceeds from convertible note payable, net of original issue discount																											3,670,000	$ 950,000
Number of warrants issued | shares																									8,000,000			3,125,000
Warrants term																									5 years			5 years	5 years
Fair value of warrants																									$ 3,359,716			$ 2,599,066
Debt face amount																														$ 180,244
Accrued interest																											53,671	36,562
Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, principal value	$ 250,000	$ 250,000	$ 200,000	$ 200,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 150,000	$ 200,000	$ 150,000	$ 200,000	$ 100,000	$ 200,000	$ 200,000	$ 100,000	$ 200,000	$ 250,000	$ 250,000	$ 100,000
Common shares issued for debt conversion, shares | shares	5,874,062	5,175,822	3,561,885	3,528,221	3,043,955	4,205,118	2,957,622	4,138,369	2,936,668	4,311,269	2,284,808	3,454,203	2,277,273	3,101,546	1,664,823	2,343,919	2,422,195	1,664,823	2,431,506	2,058,686	2,063,391	836,574
Accrued interest	$ 35,479	$ 1,027	$ 1,603	$ 5,342	$ 1,205	$ 5,671	$ 2,301	$ 4,095	$ 2,630	$ 6,521	$ 3,082	$ 11,397	$ 6,904	$ 11,836	$ 60,822	$ 7,671	$ 10,247	$ 60,822	$ 25,644	$ 3,630	$ 3,178	$ 1,644
Fair value of shares issued																				$ 338,654
Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage | $ / shares																									0.15				0.14
Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage | $ / shares																									0.25				0.16
Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage																									100.76				60.64
Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage																									0				0
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage																									0.07				0.10
Unsecured Convertible Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount, Current																											1,000,000
Unsecured Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of convertible securities																										$ 1,000,000
Debt Instrument, interest rate																										10.00%
Percentage of original issue discount																										5.00%
Debt instrument, discount																										$ 50,000
Proceeds from convertible note payable, net of original issue discount																										$ 950,000
Debt instrument, description																										The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date
Debt issuance costs																											$ 330,000	$ 86,000
Unsecured Convertible Note [Member] | First Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt Instrument, interest rate																									10.00%
Debt instrument, discount																									$ 3,670,000
Debt instrument, description																									The note contains a discount to market feature, whereby, the lender can purchase stock at 80% of the lowest trading price for a period of ten (10) days preceding the conversion date
Debt face amount																									$ 4,000,000
Debt conversion, principal value																									$ 500,000
Debt instrument, maturity date																									Mar. 25, 2022
Unsecured Convertible Note [Member] | Secound Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt conversion, principal value																								$ 500,000
Unsecured Convertible Note [Member] | Third Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt conversion, principal value																							$ 3,000,000